UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04616 )

Exact name of registrant as specified in charter: Putnam High Yield Advantage Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/07 (Unaudited)

CORPORATE BONDS AND NOTES (88.3%)(a)
		Principal
		amount	Value

Advertising and Marketing Services (0.2%)
Lamar Media Corp. company guaranty 7 1/4s, 2013		$1,145,000	$1,162,175
Lamar Media Corp. company guaranty Ser. B, 6 5/8s, 2015		760,000	748,600
			1,910,775

Automotive (4.4%)
American Axle & Manufacturing, Inc. company guaranty
7 7/8s, 2017		1,425,000	1,425,000
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		380,000	385,700
Dana Corp. notes 5.85s, 2015	USD	2,135,000	1,553,213
Ford Motor Co. notes 7.45s, 2031		$2,700,000	2,166,750
Ford Motor Credit Corp. notes 7 7/8s, 2010		3,630,000	3,692,527
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		5,600,000	6,035,915
Ford Motor Credit Corp. sr. unsec 8s, 2016		795,000	789,351
Ford Motor Credit Corp. sr. unsec. FRN 8.11s, 2012		625,000	628,202
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		1,970,000	2,110,741
General Motors Corp. debs. 9.4s, 2021		425,000	426,063
General Motors Corp. notes 7.2s, 2011		6,985,000	6,810,375
Meritor Automotive, Inc. notes 6.8s, 2009		282,000	285,525
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		3,030,000	3,158,775
TRW Automotive, Inc. sr. notes 9 3/8s, 2013		440,000	472,450
TRW Automotive, Inc. sr. sub. notes 11s, 2013		2,820,000	3,091,425
UCI Holdco, Inc. 144A sr. notes 12.37s, 2013 (PIK)		1,845,000	1,886,513
			34,918,525

Basic Materials (8.7%)
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		1,285,000	1,259,300
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		1,175,000	1,034,000
AK Steel Corp. company guaranty 7 3/4s, 2012		2,785,000	2,819,813
Aleris International, Inc. 144A sr. notes 9s, 2014		1,470,000	1,558,200
Aleris International, Inc. 144A sr. sub. notes 10s,
2016		1,660,000	1,751,300
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		487,000	541,179
Builders FirstSource, Inc. company guaranty FRB 9.61s,
2012		2,350,000	2,397,000
Century Aluminum Co. company guaranty 7 1/2s, 2014		1,135,000	1,160,538
Chaparral Steel Co. company guaranty 10s, 2013		4,210,000	4,704,675
Chesapeake Corp. sr. sub. notes 7s, 2014	EUR	290,000	371,556
Cognis Holding GmbH & Co. 144A sr. notes 12.876s, 2015
(Germany) (PIK)	EUR	1,443,672	1,988,614
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		$3,630,000	3,457,575
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		4,505,000	3,941,875
Domtar, Inc. notes 7 1/8s, 2015 (Canada)		135,000	135,506
Domtar, Inc. notes 5 3/8s, 2013 (Canada)		2,725,000	2,520,625
Georgia-Pacific Corp. debs. 9 1/2s, 2011		3,215,000	3,592,763
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		475,000	505,875
Hercules, Inc. company guaranty 6 3/4s, 2029		425,000	425,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014		745,000	789,700
Huntsman, LLC company guaranty 11 5/8s, 2010		3,000	3,255
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		1,200,000	1,224,000
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		20,000	19,900
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	1,295,000	1,824,511
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		$940,000	1,010,500
Lyondell Chemical Co. company guaranty 8s, 2014		1,505,000	1,584,013
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		1,735,000	1,841,269
Metals USA, Inc. sec. notes 11 1/8s, 2015		1,085,000	1,204,350
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		3,215,000	3,367,713
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		1,115,000	1,162,388
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		670,000	691,775
Nalco Co. sr. sub. notes 8 7/8s, 2013		2,795,000	2,976,675
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		1,485,000	1,566,675
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	1,055,000	1,540,808
NewPage Corp. sec. notes 10s, 2012		$820,000	893,800
Newpage Holding Corp. sr. notes 12.389s, 2013 (PIK)		795,000	802,950
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		2,000,000	2,040,000
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
various dates from 01/26/07 to 02/05/07, cost
$1,081,863) (RES)		1,060,000	1,102,400
PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)		237,041	243,560

Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	1,680,000	2,358,043
Stone Container Corp. sr. notes 9 3/4s, 2011		$385,000	398,956
Stone Container Corp. sr. notes 8 3/8s, 2012		4,170,000	4,253,400
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015		1,455,000	1,527,750
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		278,000	292,595
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		280,632	218,191
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		159,303	123,858
			69,228,429

Beverage (0.2%)
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008		1,640,000	1,668,700
Constellation Brands, Inc. sr. sub. notes Ser. B,
8 1/8s, 2012		145,000	150,800
			1,819,500

Broadcasting (2.2%)
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015		3,515,000	3,378,794
Echostar DBS Corp. company guaranty 7s, 2013		1,495,000	1,536,113
Echostar DBS Corp. company guaranty 6 5/8s, 2014		270,000	272,700
Echostar DBS Corp. sr. notes 6 3/8s, 2011		4,585,000	4,607,925
Ion Media Networks, Inc. 144A sec. FRN 11.61s, 2013		995,000	1,039,775
Ion Media Networks, Inc. 144A sec. FRN 8.61s, 2012		1,200,000	1,221,000
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013		500,000	487,500
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013		2,060,000	2,080,600
Young Broadcasting, Inc. company guaranty 10s, 2011		2,322,000	2,304,585
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014		1,065,000	1,001,100
			17,930,092

Building Materials (0.9%)
Associated Materials, Inc. company guaranty 9 3/4s,
2012		930,000	971,850
NTK Holdings, Inc. sr. disc. notes zero %, 2014		2,045,000	1,605,325
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013		1,480,000	1,509,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014		2,755,000	2,803,213
			6,889,988

Cable Television (3.0%)
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		1,530,000	1,568,250
CCH I Holdings, LLC company guaranty stepped-coupon
12 1/8s (12 1/8s, 1/15/07), 2015 (STP)		135,000	133,313
CCH I, LLC/Capital Corp. sec. notes 11s, 2015		8,844,000	9,197,760
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010		2,545,000	2,672,250
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010		515,000	542,038
CSC Holdings, Inc. debs. 7 5/8s, 2018		1,335,000	1,351,688
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011		1,445,000	1,484,738
CSC Holdings, Inc. 144A sr. notes 6 3/4s, 2012		2,635,000	2,608,650
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero %, 2015 (Bermuda) (STP)		690,000	570,975
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)		820,000	871,250
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012		2,445,000	2,597,813
Rainbow National Services, LLC 144A sr. sub. debs.
10 3/8s, 2014		505,000	565,600
			24,164,325

Capital Goods (5.7%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		555,000	555,000
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017		2,665,000	2,645,013
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		1,495,000	1,571,619
American Railcar Industries, Inc. 144A sr. unsec
7 1/2s, 2014		355,000	361,213
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		3,290,000	3,524,413
Baldor Electric Co. company guaranty 8 5/8s, 2017		1,910,000	2,005,500
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada) (S)		565,000	590,425
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,975,000	2,039,188
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	1,550,000	2,118,161
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		$495,000	509,850
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		1,990,000	2,019,850
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		1,150,000	1,141,375
L-3 Communications Corp. company guaranty 6 1/8s, 2013		2,950,000	2,913,125
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		575,000	560,625
L-3 Communications Corp. sr. sub. notes Class B,
6 3/8s, 2015		2,460,000	2,447,700
Legrand SA debs. 8 1/2s, 2025 (France)		3,850,000	4,485,250
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		1,377,000	1,473,390

Milacron Escrow Corp. sec. notes 11 1/2s, 2011		1,885,000	1,847,300
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	2,630,000	3,585,343
Ray Acquisition SCA 144A sec. notes 9 3/8s, 2015
(France)	EUR	735,000	1,110,403
RBS Global, Inc. / Rexnord Corp. 144A company guaranty
9 1/2s, 2014		$1,650,000	1,740,750
RBS Global, Inc. / Rexnord Corp. 144A sr. notes
8 7/8s, 2016		365,000	372,300
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		1,670,000	1,448,725
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		1,265,000	1,299,788
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		1,875,000	2,100,000
Titan International, Inc. 144A sr. notes 8s, 2012		1,280,000	1,305,600
			45,771,906

Commercial and Consumer Services (0.1%)
iPayment, Inc. company guaranty 9 3/4s, 2014		735,000	753,375

Communication Services (8.8%)
American Cellular Corp. company guaranty 9 1/2s, 2009		785,000	777,150
American Cellular Corp. sr. notes Ser. B, 10s, 2011		1,410,000	1,499,888
American Tower Corp. sr. notes 7 1/2s, 2012		1,300,000	1,350,375
American Towers, Inc. company guaranty 7 1/4s, 2011		815,000	842,506
BCM Ireland Finance Ltd. 144A FRN 8.814s, 2016 (Cayman
Islands)	EUR	630,000	867,431
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		$845,000	913,656
Centennial Communications Corp. sr. notes 10s, 2013		1,275,000	1,377,000
Centennial Communications Corp. sr. notes FRN 11.11s,
2013		420,000	443,100
Cincinnati Bell, Inc. company guaranty 7s, 2015		885,000	881,681
Citizens Communications Co. notes 9 1/4s, 2011		1,465,000	1,629,813
Cricket Communications, Inc. 144A sr. notes 9 3/8s,
2014		1,715,000	1,809,325
Digicel Group, Ltd. 144A sr. notes 8 7/8s, 2015
(Bermuda)		1,435,000	1,400,919
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		1,375,000	1,464,375
Dobson Cellular Systems sec. notes 9 7/8s, 2012		1,625,000	1,767,188
Dobson Communications Corp. sr. notes FRN 9.61s, 2012		855,000	882,788
Idearc Inc. 144A sr. notes 8s, 2016		5,060,000	5,199,150
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		3,566,000	3,343,125
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		3,835,000	4,343,138
Intelsat Bermuda, Ltd. 144A sr. unsec. FRN 8.876s,
2015 (Bermuda)		660,000	675,675
Intelsat Subsidiary Holding Co., Ltd. sr. notes
8 1/2s, 2013 (Bermuda)		795,000	828,788
iPCS, Inc. sr. notes 11 1/2s, 2012		1,025,000	1,132,625
Level 3 Communications, Inc. sr. notes 11 1/2s, 2010		1,625,000	1,803,750
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013		890,000	1,039,075
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014		1,865,000	1,913,956
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017		1,070,000	1,074,013
MetroPCS Wireless Inc. 144A sr. notes 9 1/4s, 2014		1,740,000	1,827,000
Nordic Telephone Co. Holdings ApS 144A sr. notes
8 7/8s, 2016 (Denmark)		380,000	409,450
PanAmSat Corp. company guaranty 9s, 2014		1,025,000	1,107,000
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		3,885,000	4,025,831
Qwest Corp. debs. 7 1/4s, 2025		1,135,000	1,173,306
Qwest Corp. notes 8 7/8s, 2012		4,675,000	5,165,875
Qwest Corp. sr. notes 7 5/8s, 2015		1,765,000	1,884,138
Qwest Corp. sr. unsec 7 1/2s, 2014		795,000	843,694
Rogers Wireless, Inc. sec. notes 7 1/2s, 2015 (Canada)		1,090,000	1,162,213
Rogers Wireless, Inc. sr. sub. notes 8s, 2012 (Canada)		1,360,000	1,450,100
Rural Cellular Corp. sr. notes 9 7/8s, 2010		665,000	703,238
Rural Cellular Corp. sr. sub. FRN 11.11s, 2012		545,000	566,800
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		1,495,000	1,534,244
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		1,330,000	1,336,650
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		1,605,000	1,721,363
West Corp. 144A sr. notes 9 1/2s, 2014		765,000	805,163
West Corp. 144A sr. sub. notes 11s, 2016		520,000	562,900
Windstream Corp. company guaranty 8 5/8s, 2016		2,880,000	3,153,600
Windstream Corp. company guaranty 8 1/8s, 2013		1,530,000	1,650,488
			70,343,543

Consumer (0.7%)
Jostens IH Corp. company guaranty 7 5/8s, 2012		4,540,000	4,653,500
Yankee Acquisition Corp. 144A sr. notes 8 1/2s, 2015		725,000	741,313
Yankee Acquisition Corp. 144A sr. sub. notes 9 3/4s,
2017		360,000	369,000
			5,763,813

Consumer Goods (2.1%)
Church & Dwight Co., Inc. company guaranty 6s, 2012		1,805,000	1,764,388
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		2,215,000	2,270,375
Jarden Corp. company guaranty 7 1/2s, 2017		1,430,000	1,449,663
Playtex Products, Inc. company guaranty 9 3/8s, 2011		1,960,000	2,026,150

Playtex Products, Inc. sec. notes 8s, 2011	3,505,000	3,662,725
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	2,313,000	2,393,955
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	3,215,000	2,736,769
Spectrum Brands, Inc. sr. sub. notes 8 1/2s, 2013	840,000	772,800
		17,076,825

Consumer Services (0.6%)
Rental Services Corp. 144A bonds 9 1/2s, 2014	1,010,000	1,075,650
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	890,000	894,450
United Rentals NA, Inc. sr. sub. notes 7s, 2014	2,725,000	2,738,625
		4,708,725

Energy (9.9%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	4,050,000	3,979,125
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	1,585,000	1,652,363
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	1,465,000	1,494,300
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	3,325,000	3,266,813
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	3,385,000	3,528,863
Chesapeake Energy Corp. sr. notes 7s, 2014	1,125,000	1,155,938
Complete Production Services, Inc. 144A sr. notes 8s,
2016	2,535,000	2,592,038
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	3,215,000	3,150,700
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,775,000	1,717,313
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,065,000	1,075,650
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	1,070,000	1,086,050
Encore Acquisition Co. sr. sub. notes 6 1/4s, 2014	880,000	811,800
Encore Acquisition Co. sr. sub. notes 6s, 2015	3,290,000	2,944,550
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	3,265,000	3,305,813
Forest Oil Corp. sr. notes 8s, 2011	2,365,000	2,465,513
Hanover Compressor Co. sr. notes 9s, 2014	1,315,000	1,426,775
Hanover Equipment Trust sec. notes Ser. B, 8 3/4s, 2011	645,000	670,800
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	2,350,000	2,267,750
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. notes
9s, 2016	770,000	820,050
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	955,000	902,475
Inergy LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	3,750,000	3,693,750
Massey Energy Co. sr. notes 6 5/8s, 2010	3,475,000	3,518,438
Newfield Exploration Co. sr. notes 7 5/8s, 2011	3,120,000	3,287,700
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	2,095,000	2,079,288
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	1,860,000	1,767,000
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	1,605,522	1,644,824
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	1,350,000	1,415,572
Peabody Energy Corp. company guaranty 7 3/8s, 2016	930,000	971,850
Peabody Energy Corp. sr. notes 5 7/8s, 2016	2,610,000	2,479,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	3,855,000	4,095,938
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013	955,000	966,938
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	2,040,000	1,989,000
Pride International, Inc. sr. notes 7 3/8s, 2014	3,300,000	3,382,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	1,370,000	1,342,600
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec 9 3/4s, 2015	1,820,000	1,901,900
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	2,115,000	2,146,725
Whiting Petroleum Corp. company guaranty 7s, 2014	2,530,000	2,498,375
		79,496,577

Entertainment (1.6%)
AMC Entertainment, Inc. company guaranty 11s, 2016	1,061,000	1,205,561
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	305,000	312,625
Avis Budget Car Rental, LLC 144A sr. notes 7 3/4s,
2016 (S)	1,475,000	1,497,125
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	965,000	979,475
Cinemark USA, Inc. sr. sub. notes 9s, 2013	550,000	584,375
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	3,565,000	3,199,588
Hertz Corp. company guaranty 8 7/8s, 2014	1,940,000	2,090,350
Marquee Holdings, Inc. sr. disc. notes stepped-coupon
zero % (12s, 8/15/09), 2014 (STP)	1,840,000	1,619,200
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	545,000	565,438
Universal City Florida Holding Co. sr. notes FRN
10.11s, 2010	950,000	983,250
		13,036,987

Financial (2.8%)
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	1,205,000	1,211,025
E*Trade Finance Corp. sr. notes 8s, 2011	3,350,000	3,509,125
Finova Group, Inc. notes 7 1/2s, 2009	2,962,000	873,790
General Motors Acceptance Corp. notes 7 3/4s, 2010	5,565,000	5,748,745
General Motors Acceptance Corp. notes 7s, 2012	605,000	614,897
General Motors Acceptance Corp. notes 6 7/8s, 2012	5,420,000	5,461,306
General Motors Acceptance Corp. notes 6 3/4s, 2014	4,610,000	4,597,654

		22,016,542

Food (2.2%)
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	424,297	22,170
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	290,000	275,500
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	1,665,000	1,506,825
Dean Foods Co. company guaranty 7s, 2016	2,365,000	2,441,863
Del Monte Corp. company guaranty 6 3/4s, 2015	1,320,000	1,300,200
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	2,625,000	2,756,250
Nutro Products, Inc. 144A sr. notes FRN 9.4s, 2013	930,000	966,038
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	2,045,000	2,024,550
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	3,555,000	3,821,625
Swift & Co. company guaranty 10 1/8s, 2009	1,575,000	1,618,313
Swift & Co. sr. sub. notes 12 1/2s, 2010	770,000	806,575
		17,539,909

Gaming & Lottery (3.7%)
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	545,000	561,350
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	2,110,000	2,073,075
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	440,000	437,800
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,670,000	1,788,988
MGM Mirage, Inc. company guaranty 6s, 2009	3,320,000	3,315,850
Mirage Resorts, Inc. debs. 7 1/4s, 2017	355,000	353,225
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	1,575,000	1,661,625
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	1,207,000	1,243,210
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	2,110,000	2,204,950
Scientific Games Corp. company guaranty 6 1/4s, 2012	2,215,000	2,187,313
Station Casinos, Inc. sr. notes 6s, 2012	2,740,000	2,657,800
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	4,000,000	4,000,000
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	4,915,000	4,945,719
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	2,310,000	2,286,900
		29,717,805

Health Care (5.5%)
Accellent, Inc. company guaranty 10 1/2s, 2013	1,810,000	1,882,400
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	690,000	693,450
DaVita, Inc. company guaranty 6 5/8s, 2013	1,605,000	1,600,988
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	1,240,000	1,219,850
HCA, Inc. sr. notes 7 7/8s, 2011	930,000	943,950
HCA, Inc. 144A sec. notes 9 1/4s, 2016	3,185,000	3,411,931
HCA, Inc. 144A sec. notes 9 1/8s, 2014	1,105,000	1,176,825
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)	2,730,000	2,948,400
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,665,000	1,633,616
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	1,960,000	1,803,200
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	510,000	504,900
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	2,629,000	2,533,699
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	2,080,000	2,111,200
Select Medical Corp. company guaranty 7 5/8s, 2015	2,070,000	1,821,600
Service Corporation International debs. 7 7/8s, 2013	1,185,000	1,220,550
Service Corporation International sr. notes 7s, 2017	740,000	747,400
Service Corporation International sr. notes 6 3/4s,
2016	2,650,000	2,643,375
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	3,010,000	2,904,650
Tenet Healthcare Corp. notes 7 3/8s, 2013	2,560,000	2,393,600
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	1,050,000	1,068,375
US Oncology, Inc. company guaranty 9s, 2012	2,025,000	2,141,437
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,895,000	1,947,112
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,230,000	2,505,963
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)	865,000	883,381
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	690,000	701,213
Ventas Realty LP/Capital Corp. sr. notes 6 1/2s, 2016
(R)	850,000	858,500
		44,301,565

Homebuilding (0.7%)
K. Hovnanian Enterprises, Inc. company guaranty
8 7/8s, 2012	770,000	789,250
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014	600,000	574,500
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)	800,000	752,000
Standard Pacific Corp. sr. notes 7 3/4s, 2013	1,905,000	1,905,000
Standard Pacific Corp. sr. notes 6 1/2s, 2008	545,000	545,000
Technical Olympic USA, Inc. company guaranty 9s, 2010	1,300,000	1,280,500

			5,846,250

Household Furniture and Appliances (0.5%)
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		3,765,000	3,972,075

Lodging/Tourism (0.5%)
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		955,000	1,025,430
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		2,955,000	2,999,325
			4,024,755

Media (1.1%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		1,340,000	1,453,900
Affinion Group, Inc. company guaranty 10 1/8s, 2013		2,210,000	2,386,800
Affinity Group, Inc. sr. sub. notes 9s, 2012		2,000,000	2,040,000
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014		495,000	465,300
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. disc.
notes stepped-coupon zero % (12 1/2s, 8/2/11), 2016
(Netherlands) (STP)		765,000	536,455
Nielsen Finance LLC/Nielsen Finance Co. 144A sr. notes
10s, 2014 (Netherlands)		1,645,000	1,797,162
			8,679,617

Publishing (2.8%)
American Media, Inc. company guaranty 8 7/8s, 2011		550,000	500,500
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		1,875,000	1,785,938
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		1,691,600	1,742,348
Cenveo Corp., sr. sub. notes 7 7/8s, 2013		700,000	687,750
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010		1,500,000	1,571,250
Dex Media, Inc. disc. notes stepped-coupon zero % (9s,
11/15/08), 2013 (STP)		935,000	864,875
Dex Media, Inc. notes 8s, 2013		545,000	569,525
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		2,000,000	2,055,000
PRIMEDIA, Inc. sr. notes 8s, 2013		2,350,000	2,414,625
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013		1,545,000	1,506,375
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013		765,000	745,875
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016		1,540,000	1,643,950
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017		1,425,000	1,417,875
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009		3,290,000	3,355,800
Vertis, Inc. 144A sub. notes 13 1/2s, 2009		1,435,000	1,363,250
			22,224,936

Restaurants (0.3%)
Buffets, Inc. company guaranty 12 1/2s, 2014		2,215,000	2,325,750

Retail (2.6%)
Asbury Automotive Group, Inc. sr. sub. notes 8s, 2014		1,925,000	1,965,906
Autonation, Inc. company guaranty 7s, 2014		380,000	385,225
Autonation, Inc. company guaranty FRB 7.374s, 2013		590,000	598,850
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		2,095,000	2,220,700
Harry & David Holdings Inc. company guaranty FRB
10.36s, 2012		385,000	391,738
Harry & David Holdings, Inc. company guaranty 9s, 2013		1,355,000	1,385,488
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016		1,435,000	1,556,975
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		840,000	751,800
Neiman-Marcus Group, Inc. company guaranty 9s, 2015		3,585,000	3,943,500
Pathmark Stores, Inc. company guaranty 8 3/4s, 2012		1,575,000	1,620,281
Rite Aid Corp. company guaranty 7 1/2s, 2015		1,325,000	1,318,375
Rite Aid Corp. sec. notes 8 1/8s, 2010		1,930,000	1,980,663
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016		1,690,000	1,719,575
Victoria ACQ II 144A sr. unsecd. notes 11.587s, 2015
(Netherlands) (PIK)	EUR	491,040	663,433
			20,502,509

Technology (6.0%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		890,000	874,424
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		1,398,000	1,439,940
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		1,910,000	1,852,700
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016		955,000	974,100
Avago Technologies Finance company guaranty 10 1/8s,
2013 (Singapore)		395,000	422,650
Avago Technologies Finance company guaranty FRN
10.86s, 2013 (Singapore)		35,000	36,575
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)
(S)		750,000	736,875
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		905,000	862,013
Compucom Systems, Inc. 144A sr. notes 12s, 2014		1,580,000	1,655,050
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)		1,970,000	1,997,087
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014		3,935,000	3,989,105
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016 (S)		1,970,000	2,016,787
Iron Mountain, Inc. company guaranty 8 3/4s, 2018		670,000	715,224

Iron Mountain, Inc. company guaranty 8 5/8s, 2013	2,560,000	2,630,400
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	175,000	175,875
Lucent Technologies, Inc. debs. 6.45s, 2029	2,755,000	2,507,050
Lucent Technologies, Inc. notes 5 1/2s, 2008	520,000	516,100
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	1,235,000	1,160,900
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	575,000	641,125
Nortel Networks, Ltd. 144A company guaranty FRN 9.61s,
2011 (Canada)	1,770,000	1,893,900
NXP BV/NXP Funding, LLC 144A sec. FRN 8.11s, 2013
(Netherlands)	1,660,000	1,697,350
NXP BV/NXP Funding, LLC 144A sec. notes 7 7/8s, 2014
(Netherlands)	2,685,000	2,772,262
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	1,045,000	1,078,963
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	940,000	945,573
Solectron Global Finance Corp. company guaranty 8s,
2016	790,000	790,000
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	2,576,000	2,801,400
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	4,502,000	4,805,884
UGS Capital Corp. II 144A sr. notes 10.348s, 2011 (PIK)	819,358	833,696
UGS Corp. company guaranty 10s, 2012	1,080,000	1,182,600
Unisys Corp. sr. notes 8s, 2012	1,395,000	1,408,950
Xerox Corp. sr. notes 7 5/8s, 2013	605,000	656,530
Xerox Corp. sr. notes 6 7/8s, 2011	1,265,000	1,339,468
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	750,000	792,814
		48,203,370

Textiles (1.2%)
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	2,375,000	2,428,438
Levi Strauss & Co. sr. notes 9 3/4s, 2015	3,140,000	3,454,000
Levi Strauss & Co. sr. notes 8 7/8s, 2016	1,490,000	1,605,475
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	1,740,000	1,809,600
		9,297,513

Tire & Rubber (0.4%)
Goodyear Tire & Rubber Co. (The) notes 8 1/2s, 2007	335,000	335,000
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	1,400,000	1,520,750
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	890,000	945,625
		2,801,375

Transportation (0.7%)
CalAir, LLC/CalAir Capital Corp. company guaranty
8 1/8s, 2008	3,085,000	3,081,144
Delta Air Lines, Inc. notes 8.3s, 2029	1,920,000	1,142,400
Northwest Airlines, Inc. company guaranty 10s, 2009	1,330,000	1,250,200
		5,473,744

Utilities & Power (8.2%)
AES Corp. (The) 144A sec. notes 9s, 2015	2,960,000	3,170,900
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	3,055,000	3,268,850
CMS Energy Corp. sr. notes 8.9s, 2008	870,000	902,625
CMS Energy Corp. sr. notes 8 1/2s, 2011	490,000	531,650
CMS Energy Corp. sr. notes 7 3/4s, 2010	740,000	777,000
Colorado Interstate Gas Co. debs. 6.85s, 2037	1,430,000	1,547,649
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	405,000	410,089
Dynegy-Roseton Danskamme company guaranty Ser. A,
7.27s, 2010	1,460,000	1,489,200
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	2,180,000	2,316,250
Edison Mission Energy sr. unsec 7 3/4s, 2016	735,000	779,100
Edison Mission Energy sr. unsec 7 1/2s, 2013	885,000	924,825
El Paso Corp. notes 7 3/4s, 2010	745,000	793,425
El Paso Corp. sr. notes 8.05s, 2030	1,425,000	1,596,000
El Paso Corp. sr. notes 7 3/8s, 2012	1,340,000	1,427,100
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	1,380,000	1,505,925
El Paso Natural Gas Co. debs. 8 5/8s, 2022	765,000	945,827
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	4,150,000	4,336,750
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	2,200,000	2,156,000
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	4,395,000	4,735,613
Mirant Americas Generation, Inc. sr. notes 8.3s, 2011
(In default) (NON)	1,530,000	1,568,250
Mirant North America, LLC company guaranty 7 3/8s, 2013	2,390,000	2,455,725
Mission Energy Holding Co. sec. notes 13 1/2s, 2008	2,875,000	3,137,344
Nevada Power Co. 2nd mtge. 9s, 2013	1,366,000	1,477,314
NRG Energy, Inc. company guaranty 7 3/8s, 2017	935,000	951,363
NRG Energy, Inc. sr. notes 7 3/8s, 2016	4,970,000	5,069,400
Orion Power Holdings, Inc. sr. notes 12s, 2010	940,000	1,090,400
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013	1,990,000	2,033,466
Sierra Pacific Power Co. general ref. mtge. 6 1/4s,
2012	485,000	501,112
Sierra Pacific Resources sr. notes 8 5/8s, 2014	1,630,000	1,765,191
Teco Energy, Inc. notes 7.2s, 2011	680,000	720,800
Teco Energy, Inc. notes 7s, 2012	1,165,000	1,223,250

Teco Energy, Inc. sr. notes 6 3/4s, 2015	140,000	147,000
Tennessee Gas Pipeline Co. debs. 7s, 2028	305,000	333,770
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017	610,000	685,655
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026	1,055,000	1,156,544
Utilicorp United, Inc. sr. notes 9.95s, 2011	68,000	74,460
Williams Cos., Inc. (The) notes 8 3/4s, 2032	2,150,000	2,461,750
Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,225,000	1,304,625
Williams Cos., Inc. (The) notes 7 5/8s, 2019	2,170,000	2,354,450
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	700,000	709,625
Williams Partners LP/ Williams Partners Finance Corp.
144A bonds 7 1/4s, 2017	705,000	740,250
		65,576,522
Total corporate bonds and notes (cost $690,968,704)		$706,317,622

SENIOR LOANS (2.7%)(a)(c)
	Principal
	amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 7.61s, 2013	$442,125	$442,309
Charter Communications bank term loan FRN 7.985s, 2013	353,261	355,535
Dana Corporation bank term loan FRN 7.82s, 2008	450,000	450,486
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.861s, 2010	248,242	248,326
Federal Mogul Corp. bank term loan FRN Ser. A, 7.57s,
2008	1,165,000	1,157,960
Federal Mogul Corp. bank term loan FRN Ser. B, 7.82s,
2008	2,700,000	2,679,187
Freeport McMoran Inc. bank term loan FRN 1s, 2008 (F)	2,150,000	2,150,000
Health Management Associates, Inc. bank term loan FRN
7.11s, 2014	1,845,000	1,858,261
Healthsouth Corp. bank term loan FRN Ser. B, 8.61s,
2013	2,288,500	2,308,523
Key Energy Services, Inc. bank term loan FRN 7.86s,
2010	310,000	311,937
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.861s, 2012	325,000	327,030
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 8.114s, 2013	199,000	201,138
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.117s, 2015	1,234,375	1,236,358
Michaels Stores, Inc. bank term loan FRN Ser. B,
8 1/8s, 2013	756,957	763,697
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.602s, 2013	330,245	333,856
Novelis, Inc. bank term loan FRN 7.61s, 2012	145,891	145,994
Novelis, Inc. bank term loan FRN Ser. B, 7.61s, 2012	253,389	253,570
Pinnacle Foods Holding Corp. bank term loan FRN 7.36s,
2010	373,678	374,798
Sandridge Energy bank term loan FRN 10.19s, 2013	2,900,000	2,914,500
Six Flags, Inc. bank term loan FRN Ser. B, 8.61s, 2009	534,846	540,444
Solo Cup Co. bank term loan FRN 11.57s, 2012	425,000	434,562
Trump Hotel & Casino Resort, Inc. bank term loan FRN
5.62s, 2012	210,000	211,574
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.87s, 2012	208,939	210,505
VWR International, Inc. bank term loan FRN Ser. B,
7.61s, 2011	26,173	26,352
Wesco Aircraft Hardware Co. bank term loan FRN 7.6s,
2013	400,000	402,750
Wesco Aircraft Hardware Corp. bank term loan FRN
11.1s, 2014	1,275,000	1,301,561
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.937s, 2012	80,043	80,267

Total senior loans (cost $21,678,093)		$21,721,480

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal
	amount	Value

Neon Capital, Ltd. 144A
limited recourse sec. notes Ser. 95, 2.319s, 2013
(Cayman Islands) (F)	$3,901,050	$1,444,972
limited recourse sec. notes Ser. 94, 1.686s, 2013
(Cayman Islands) (F)	6,271,893	5,397,315
limited recourse sec. notes Ser. 97, 1.105s, 2013
(Cayman Islands) (F)	6,684,836	2,792,630

Total asset-backed securities (cost $11,807,062)		$9,634,917

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
	Principal
	amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$822,000	$858,990
DRS Technologies, Inc. 144A cv. unsec. notes 2s, 2026	3,085,000	3,293,238
LIN Television Corp. cv. sr. sub. notes 2 1/2s, 2033	640,000	611,200
Sinclair Broadcast Group, Inc. cv. sr. sub. notes
stepped-coupon 4 7/8s (2s, 1/15/11) 2018 (STP)	1,060,000	1,025,550
Trinity Industries, Inc. cv. sub. notes 3 7/8s, 2036	1,060,000	1,181,900

Total convertible bonds and notes (cost $6,415,184)		$6,970,878

COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)(a)
	Principal
	amount	Value

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031	$1,581,791	$1,506,055
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1,
Class G, 6.131s, 2033	1,025,000	938,623
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,000,000	850,664
Ser. 04-1A, Class K, 5.45s, 2040	365,000	297,561
Ser. 04-1A, Class L, 5.45s, 2040	165,000	123,660

Total collateralized mortgage obligations (cost $3,123,108)		$3,716,563

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a) (cost $1,576,218)
	Principal
	amount	Value

Argentina (Republic of) FRB 5.475s, 2012	$1,698,750	$1,608,377

SHORT-TERM INVESTMENTS (6.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.46% and
due dates ranging from March 1, 2007 to April 29, 2007
(d)	$3,950,972	$3,944,720
Putnam Prime Money Market Fund (e)	44,578,213	44,578,213

Total short-term investments (cost $48,522,933)		$48,522,933

TOTAL INVESTMENTS

Total investments (cost $784,091,302)(b)		$798,492,770

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/07 (aggregate face value $3,057,161) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation/

Canadian Dollar	$516,350	$514,128	4/18/07	$2,222
Euro	2,576,369	2,543,033	3/22/07	$33,336

Total				$35,558

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/07 (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation/

Euro	$18,727,206	$18,946,335	3/22/07	$219,129

CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
L-3 Communications
Corp. 7 5/8%, 6/15/12	$--	$650,000	6/20/11	(90 bp)	$(5,210)
DJ CDX NA HY Series 7
Index	182,925	4,065,000	12/20/11	(325 bp)	43,262

Citibank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	770,000	6/20/07	620 bp	22,443

Visteon Corp., 7%,
3/10/14	--	1,000,000	6/20/09	605 bp	75,292

CreditSuisse First Boston International
Ford Motor Co., 7.45%,
7/16/31	--	1,725,000	9/20/07	(487.5 bp)	(46,612)

Ford Motor Co., 7.45%,
7/16/31	--	2,090,000	9/20/08	725 bp	188,327

Ford Motor Co., 7.45%,
7/16/31	--	365,000	9/20/07	(485 bp)	(9,792)
L-3 Communications
Corp. 7 5/8%, 6/15/12	--	985,000	3/20/12	(91 bp)	(2,087)

Deutsche Bank AG
Ford Motor Co., 7.45%,
7/16/31	--	1,078,000	6/20/07	595 bp	27,940

Visteon Corp., 7%,
3/10/14	--	375,000	6/20/09	535 bp	17,291

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%,
7/16/31	--	770,000	6/20/07	630 bp	21,673

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	1,485,000	(a)	2.461%	125,354

General Motors Corp.,
7 1/8%, 7/15/13	--	1,725,000	9/20/08	620 bp	130,337

General Motors Corp.,
7 1/8%, 7/15/13	--	1,725,000	9/20/07	(427.5 bp)	(45,542)

General Motors Corp.,
7 1/8%, 7/15/13	--	365,000	9/20/07	(425 bp)	(9,571)

General Motors Corp.,
7 1/8%, 7/15/13	--	365,000	9/20/08	620 bp	27,520

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	405,000	9/20/11	(108 bp)	(5,610)

Standard Pacific Corp.,
6 7/8%, 5/15/11	--	1,140,000	9/20/11	(353 bp)	(80,715)

JPMorgan Chase Bank, N.A.
Ford Motor Co., 7.45%,
7/16/31	--	770,000	6/20/07	635 bp	23,026

Ford Motor Co., 7.45%,
7/16/31	--	1,005,000	6/20/07	665 bp	28,653

Ford Motor Co., 7.45%,
7/16/31	--	295,000	9/20/07	(345 bp)	(5,075)

Ford Motor Co., 7.45%,
7/16/31	--	295,000	9/20/08	550 bp	17,897

General Motors Corp.,
7 1/8%, 7/15/13	--	295,000	9/20/07	(350 bp)	(5,512)

General Motors Corp.,
7 1/8%, 7/15/13	--	295,000	9/20/08	500 bp	16,308

Lehman Brothers Special Financing, Inc.
Goodyear Tire & Rubber,
7.857%, 8/15/11	--	1,775,000	3/20/12	185 bp	(5,486)

Merrill Lynch Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	860,000	9/20/07	(345 bp)	(18,107)

Ford Motor Co., 7.45%,
7/16/31	--	860,000	9/20/08	570 bp	55,067

General Motors Corp.,
7 1/8%, 7/15/13	--	1,205,000	9/20/07	(335 bp)	(23,171)

General Motors Corp.,
7 1/8%, 7/15/13	--	1,205,000	9/20/08	500 bp	66,614

Morgan Stanley Capital Services, Inc.
Ford Motor Co., 7.45%,
7/16/31	--	295,000	9/20/07	(345 bp)	(6,211)

Ford Motor Co., 7.45%,
7/16/31	--	295,000	9/20/08	560 bp	18,392

General Motors Corp.,
7 1/8%, 7/15/13	-- 295,000	9/20/07	(335 bp)	(5,740)

General Motors Corp.,
7 1/8%, 7/15/13	-- 295,000	9/20/08	500 bp	16,308

Visteon Corp., 7%,
3/10/14	-- 639,932	6/20/09	535 bp	38,096

Total				$685,359

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $799,747,084.

(b) The aggregate identified cost on a tax basis is $784,037,121, resulting in gross unrealized appreciation and depreciation of $25,357,040 and $10,901,391, respectively, or net unrealized appreciation of $14,455,649.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at February 28, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at February 28, 2007.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 2007 was $1,102,400 or 0.14% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2007, the value of securities loaned amounted to $3,851,455. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $3,944,720, which is pooled with collateral of other Putnam funds into 28 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $375,337 for the period ended February 28, 2007. During the period ended February 28, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $91,132,519 and $65,851,893, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At February 28, 2007, liquid assets totaling $33,912,932 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at February 28, 2007.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss.

Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007